REVENUE (Tables)	12 Months Ended
Dec. 31, 2024
REVENUE
Schedule of Group's revenue

	2022	2023	2024
	USD’000	USD’000	USD’000
Types of services or goods
Haidilao restaurant operation	545,612	661,162	747,296
Delivery business	6,572	9,807	11,293
Others	6,041	15,393	19,719
Total	558,225	686,362	778,308
Timing of revenue recognition
At a point in time	558,225	686,362	778,308